LOANS - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	$ 2,378,125
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	2,239,068
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	1,303,349
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	935,938
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	687,912
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	1,075,362
Financing Receivable, before Allowance for Credit Loss	8,619,754
Financing Receivable, Revolving	1,281,216
Loans and Leases Receivable, Net of Deferred Income	9,900,970	$ 9,201,665
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		7,011,217
Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		160,825
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		70,032
Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		0
Commercial & Industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		2,465,877
Commercial & Industrial | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		2,324,021
Commercial & Industrial | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		100,954
Commercial & Industrial | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		40,902
Commercial & Industrial | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		0
Construction real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		493,182
Construction real estate | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		493,182
Construction real estate | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		0
Construction real estate | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		0
Construction real estate | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		0
Commercial real estate-investor
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		4,194,651
Commercial real estate-investor | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		4,108,752
Commercial real estate-investor | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		59,383
Commercial real estate-investor | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		26,516
Commercial real estate-investor | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		0
Lease financing
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		88,364
Lease financing | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		85,262
Lease financing | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		488
Lease financing | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		2,614
Lease financing | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		0
Total commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	45,456	7,242,074
Residential real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		1,055,949
Residential real estate | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		1,040,787
Residential real estate | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		15,162
Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		771,869
Home equity | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		766,169
Home equity | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		5,700
Installment
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	163	82,589
Installment | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		82,385
Installment | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		204
Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		49,184
Credit card | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		48,983
Credit card | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		201
Total consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		1,959,591
Total consumer loans | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		1,938,324
Total consumer loans | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income		21,267
Total commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	1,172,540
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	472,861
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	322,361
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	241,535
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	134,478
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	145,589
Financing Receivable, before Allowance for Credit Loss	2,489,364
Financing Receivable, Revolving	518,145
Loans and Leases Receivable, Net of Deferred Income	3,007,509	2,465,877
Total commercial loans | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	1,141,163
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	460,210
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	296,221
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	208,077
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	122,686
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	138,307
Financing Receivable, before Allowance for Credit Loss	2,366,664
Financing Receivable, Revolving	502,286
Loans and Leases Receivable, Net of Deferred Income	2,868,950
Total commercial loans | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	24,668
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	10,281
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	18,118
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	6,893
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	6,668
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	6,090
Financing Receivable, before Allowance for Credit Loss	72,718
Financing Receivable, Revolving	10,470
Loans and Leases Receivable, Net of Deferred Income	83,188
Total commercial loans | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	6,709
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	2,370
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	8,022
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	26,565
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	5,124
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	1,192
Financing Receivable, before Allowance for Credit Loss	49,982
Financing Receivable, Revolving	5,389
Loans and Leases Receivable, Net of Deferred Income	55,371
Total commercial loans | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	0
Financing Receivable, Revolving	0
Loans and Leases Receivable, Net of Deferred Income	0
Lease financing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	23,211
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	22,397
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	12,942
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	7,147
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	4,922
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	2,368
Financing Receivable, before Allowance for Credit Loss	72,987
Financing Receivable, Revolving	0
Loans and Leases Receivable, Net of Deferred Income	72,987	88,364
Lease financing | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	22,916
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	22,397
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	12,942
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	6,967
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	4,802
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	2,368
Financing Receivable, before Allowance for Credit Loss	72,392
Financing Receivable, Revolving	0
Loans and Leases Receivable, Net of Deferred Income	72,392
Lease financing | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	290
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	290
Financing Receivable, Revolving	0
Loans and Leases Receivable, Net of Deferred Income	290
Lease financing | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	5
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	180
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	120
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	305
Financing Receivable, Revolving	0
Loans and Leases Receivable, Net of Deferred Income	305
Lease financing | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	0
Financing Receivable, Revolving	0
Loans and Leases Receivable, Net of Deferred Income	0
Construction real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	96,410
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	260,145
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	200,828
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	33,169
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	25,447
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	426
Financing Receivable, before Allowance for Credit Loss	616,425
Financing Receivable, Revolving	19,671
Loans and Leases Receivable, Net of Deferred Income	636,096	493,182
Construction real estate | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	96,410
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	259,524
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	182,625
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	23,185
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	24,786
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	426
Financing Receivable, before Allowance for Credit Loss	586,956
Financing Receivable, Revolving	19,671
Loans and Leases Receivable, Net of Deferred Income	606,627
Construction real estate | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	621
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	18,203
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	9,984
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	661
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	29,469
Financing Receivable, Revolving	0
Loans and Leases Receivable, Net of Deferred Income	29,469
Construction real estate | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	0
Financing Receivable, Revolving	0
Loans and Leases Receivable, Net of Deferred Income	0
Construction real estate | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	0
Financing Receivable, Revolving	0
Loans and Leases Receivable, Net of Deferred Income	0
Commercial real estate-investor
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	522,148
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	1,031,404
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	465,108
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	430,029
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	319,063
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	419,831
Financing Receivable, before Allowance for Credit Loss	3,187,583
Financing Receivable, Revolving	56,957
Loans and Leases Receivable, Net of Deferred Income	3,244,540
Commercial real estate-investor | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	515,950
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	1,011,898
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	427,077
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	378,536
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	286,587
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	361,403
Financing Receivable, before Allowance for Credit Loss	2,981,451
Financing Receivable, Revolving	56,398
Loans and Leases Receivable, Net of Deferred Income	3,037,849
Commercial real estate-investor | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	17,463
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	15,534
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	44,426
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	32,408
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	43,704
Financing Receivable, before Allowance for Credit Loss	153,535
Financing Receivable, Revolving	559
Loans and Leases Receivable, Net of Deferred Income	154,094
Commercial real estate-investor | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	6,198
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	2,043
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	22,497
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	7,067
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	68
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	14,724
Financing Receivable, before Allowance for Credit Loss	52,597
Financing Receivable, Revolving	0
Loans and Leases Receivable, Net of Deferred Income	52,597
Commercial real estate-investor | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	0
Financing Receivable, Revolving	0
Loans and Leases Receivable, Net of Deferred Income	0
Commercial real estate-owner
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	190,652
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	174,364
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	157,181
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	139,001
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	132,078
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	233,224
Financing Receivable, before Allowance for Credit Loss	1,026,500
Financing Receivable, Revolving	36,818
Loans and Leases Receivable, Net of Deferred Income	1,063,318
Commercial real estate-owner | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	185,692
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	162,480
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	147,236
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	125,275
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	128,755
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	211,519
Financing Receivable, before Allowance for Credit Loss	960,957
Financing Receivable, Revolving	36,721
Loans and Leases Receivable, Net of Deferred Income	997,678
Commercial real estate-owner | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	4,292
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	11,380
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	2,891
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	8,230
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	3,017
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	19,384
Financing Receivable, before Allowance for Credit Loss	49,194
Financing Receivable, Revolving	59
Loans and Leases Receivable, Net of Deferred Income	49,253
Commercial real estate-owner | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	668
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	504
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	7,054
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	5,496
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	306
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	2,321
Financing Receivable, before Allowance for Credit Loss	16,349
Financing Receivable, Revolving	38
Loans and Leases Receivable, Net of Deferred Income	16,387
Commercial real estate-owner | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	0
Financing Receivable, Revolving	0
Loans and Leases Receivable, Net of Deferred Income	0
Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	60,967
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	20,200
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	17,445
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	11,347
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	9,772
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	41,709
Financing Receivable, before Allowance for Credit Loss	161,440
Financing Receivable, Revolving	581,659
Loans and Leases Receivable, Net of Deferred Income	743,099	771,869
Home equity | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	60,967
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	20,200
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	17,445
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	11,308
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	9,744
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	41,571
Financing Receivable, before Allowance for Credit Loss	161,235
Financing Receivable, Revolving	577,609
Loans and Leases Receivable, Net of Deferred Income	738,844
Home equity | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	39
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	28
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	138
Financing Receivable, before Allowance for Credit Loss	205
Financing Receivable, Revolving	4,050
Loans and Leases Receivable, Net of Deferred Income	4,255
Total consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	21,599
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	15,667
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	11,064
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	8,847
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	1,971
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	3,221
Financing Receivable, before Allowance for Credit Loss	62,369
Financing Receivable, Revolving	19,481
Loans and Leases Receivable, Net of Deferred Income	81,850	82,589
Total consumer loans | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	21,584
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	15,614
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	11,041
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	8,812
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	1,954
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	3,185
Financing Receivable, before Allowance for Credit Loss	62,190
Financing Receivable, Revolving	19,479
Loans and Leases Receivable, Net of Deferred Income	81,669
Total consumer loans | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	15
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	53
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	23
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	35
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	17
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	36
Financing Receivable, before Allowance for Credit Loss	179
Financing Receivable, Revolving	2
Loans and Leases Receivable, Net of Deferred Income	181
Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	0
Financing Receivable, Revolving	48,485
Loans and Leases Receivable, Net of Deferred Income	48,485	49,184
Credit card | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	0
Financing Receivable, Revolving	47,845
Loans and Leases Receivable, Net of Deferred Income	47,845
Credit card | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	0
Financing Receivable, Revolving	640
Loans and Leases Receivable, Net of Deferred Income	640
Residential real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	290,598
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	242,030
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	116,420
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	64,863
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	60,181
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	228,994
Financing Receivable, before Allowance for Credit Loss	1,003,086
Financing Receivable, Revolving	0
Loans and Leases Receivable, Net of Deferred Income	1,003,086	$ 1,055,949
Residential real estate | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	290,277
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	241,601
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	115,747
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	64,220
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	60,094
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	224,281
Financing Receivable, before Allowance for Credit Loss	996,220
Financing Receivable, Revolving	0
Loans and Leases Receivable, Net of Deferred Income	996,220
Residential real estate | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	321
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	429
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	673
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	643
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	87
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	4,713
Financing Receivable, before Allowance for Credit Loss	6,866
Financing Receivable, Revolving	0
Loans and Leases Receivable, Net of Deferred Income	$ 6,866